Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrants [Abstract]
WARRANTS

NOTE 13: WARRANTS

On April 27, 2018, we entered into the Fourth Amendment to the Loan and Security Agreement with Slipstream, a related party investor, under which we obtained a $1.1 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 4,313,725 shares of Creative Realities’ common stock at a per share price of $0.255 (subject to adjustment). The fair value of the warrants was $543, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream, a related party investor, under which we obtained a $1.0 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 1,851,851 shares of Creative Realities’ common stock at a per share price of $0.27 (subject to adjustment). The fair value of the warrants on the issuance date was $266, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

Listed below are the range of inputs used for the probability weighted Black Scholes option pricing model valuations for warrants issued during the three-months ended June 30, 2018 and for warrants outstanding as of June 30, 2018.

Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
4/27/2018	5.00	2.80%	65.95%	$0.23

Remaining Expected Term at June 30, 2018 (Years)	Risk Free Interest Rate at June 30, 2018	Volatility at June 30, 2018	Stock Price at June 30, 2018
0.04 - 4.8	2.49%	70.35%	$0.30

A summary of outstanding debt and equity warrants is included below:

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance January 1, 2018	33,004,011	0.47	3.55	6,487,500	0.35	1.64
Warrants issued with revolver loan	6,165,577	0.26	4.74	-	-	-
Warrants expired	532,657	10.87	-	-	-	-
Balance June 30, 2018	38,636,931	0.29	3.37	6,487,500	0.35	1.14

NOTE 11: WARRANTS

On November 13, 2017, the Company issued a warrant to purchase 5,882,352 shares of common stock at the per share price of $0.28 (subject to adjustment) to Slipstream Communications, LLC in connection with extension of the term loan facility.

On August 10, 2017, the Company issued a warrant to purchase 5,882,352 shares of common stock at the per share price of $0.28 (subject to adjustment) to Slipstream Communications, LLC in connection with extension of the term loan facility.

On August 17, 2016, the Company issued a warrant to purchase 5,882,352 shares of common stock at the per share price of $0.28 (subject to adjustment) to Slipstream Communications, LLC in connection with extension of the term loan facility.

On June 29, 2016, the Company issued a warrant to purchase 89,286 shares of common stock at the per share price of $0.28 (subject to adjustment) pursuant to a securities purchase agreement as more fully described in Note 7, Loans Payable.

On June 13, 2016, the Company issued a warrant to purchase 803,572 shares of common stock at the per share price of $0.28 (subject to adjustment) pursuant to a securities purchase agreement as more fully described in Note 7, Loans Payable.

On May 3, 2016, the Company issued a warrant to purchase 892,857 shares common stock at the per share price of $0.28 (subject to adjustment) pursuant to a securities purchase agreement as more fully described in Note 7, Loans Payable.

On January 15, 2016, the Company issued a warrant to purchase 250,000 shares of the Company’s common stock at the per share price of $0.28 (subject to adjustment) in exchange for services rendered related to the issuance of debt on December 28, 2015. The fair value of the warrants on the issuance date was $20. The warrants were initially recorded as a liability with a discount to the debt issued to amortized over the life of the debt but were reclassified to equity as a result of retrospective application of the adoption of ASU 2017-11.

 Listed below are the range of inputs used for the probability weighted Black Scholes option pricing model valuations when the warrants were issued and at December 31, 2017.

Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
8/20/2014	5.00	1.50%	96.00%	$0.63
2/13/2015	5.00	1.28%	100.00%	$0.34
5/22/2015	5.00	1.28%	107.58%	$0.29
10/15/2015	5.00	1.71%	58.48%	$0.22
10/26/2015	5.00	1.71%	60.47%	$0.21
12/21/2015	5.00	1.75%	58.48%	$0.21
12/28/2015	5.00	1.75%	58.48%	$0.16
1/15/2016	5.00	1.76%	58.48%	$0.17
5/3/2016	5.00	1.25%	51.15%	$0.21
6/13/2016	5.00	1.14%	51.12%	$0.17
6/29/2016	5.00	1.01%	48.84%	$0.17
8/17/2016	5.00	1.15%	51.55%	$0.15
11/4/2016	5.00	1.66%	47.48%	$0.16
12/12/2016	5.00	1.90%	48.54%	$0.19
8/19/2017	5.00	1.81%	64.71%	$0.35
11/13/2017	5.00	2.08%	66.24%	$0.29

Remaining Expected Term at December 31, 2017	Risk Free Interest Rate at December 31, 2017	Volatility at December 31, 2017	Stock Price at December 31, 2017
1.64 - 4.87	1.83%	72.34%	$0.32

A summary of outstanding debt and equity warrants is included below:

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2016	12,937,902	1.88	3.90	6,487,500	0.35	3.64
Warrants issued to financial advisors	500,000	0.28	4.46	-	-	-
Warrants issued with promissory notes	1,785,715	0.28	4.37	-	-	-
Warrants issued with term loan	7,424,804	0.28	4.70	-	-	-
Warrants expired	(1,116,359)	11.52	-	-	-	-
Balance, December 31, 2016	21,532,062	0.65	3.79	6,487,500	0.35	2.64
Warrants issued with term loan	11,764,704	0.28	4.75	-	-	-
Warrants expired	(292,755)	46.68	-	-	-	-
Balance December 31, 2017	33,004,011	0.47	3.55	6,487,500	0.35	1.64